UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.3%
Commonwealth Bank of Australia	645,833	$38,017,995
Healthscope Ltd.	19,291,297	43,448,432
Westpac Banking Corp.	2,450,530	57,985,259

		139,451,686
Belgium — 0.2%
Anheuser-Busch InBev SA	662,396	85,576,357
Umicore SA	383,742	22,203,171

		107,779,528
Brazil — 0.0%
SLC Agricola SA	617,781	2,857,980
Canada — 0.7%
Brookfield Asset Management, Inc., Class A	1,919,819	66,363,448
Brookfield Business Partners LP (a)	39,086	833,240
Cameco Corp.	3,545,631	33,896,232
Canadian National Railway Co.	9,969	630,141
Cenovus Energy, Inc.	2,269,636	32,489,179
Encana Corp.	11,564,143	93,091,351
Platinum Group Metals Ltd. (a)(b)	7,347,017	24,197,865
Toronto-Dominion Bank	1,887,895	82,259,676

		333,761,132
China — 0.4%
Alibaba Group Holding Ltd. — ADR (a)(c)	1,741,691	143,654,674
Haitian International Holdings Ltd.	13,062,600	21,929,759
Lenovo Group Ltd.	19,484,000	12,626,606
Zhongsheng Group Holdings Ltd.	7,539,171	4,655,865

		182,866,904
Denmark — 0.1%
Novo Nordisk A/S, Class B	613,486	34,886,668
Egypt — 0.0%
Integrated Diagnostics Holdings PLC (d)	1,648,003	6,476,652
Finland — 0.1%
Nokia OYJ	7,964,634	45,951,926
France — 2.6%
Accor SA	958,857	40,141,762
Aeroports de Paris	129,422	13,766,294
Airbus Group SE	1,837,455	108,397,084
Arkema SA	114,631	9,791,108
AXA SA	3,356,191	68,306,374
BNP Paribas SA	1,439,733	71,416,924
Compagnie de Saint-Gobain	935,035	39,694,308
Danone SA	878,962	67,410,831
Dassault Aviation SA	43,501	46,130,344
Engie SA	1,961,576	32,286,680

Common Stocks	Shares	Value
France (continued)
Legrand SA	730,273	$40,294,610
LVMH Moet Hennessy Louis Vuitton SE	323,150	55,336,951
Publicis Groupe SA	1,069,080	79,609,452
Renault SA	288,925	25,261,900
Safran SA	1,873,774	127,372,028
Sanofi	1,607,344	136,902,762
Sodexo SA	293,931	34,428,376
TOTAL SA	1,078,523	51,870,296
TOTAL SA — ADR	114,158	5,491,000
UbiSoft Entertainment SA (a)	609,377	25,011,215
Unibail-Rodamco SE	222,935	61,423,480
Veolia Environnement SA	866,248	19,198,588
Vinci SA	543,921	41,340,818

		1,200,883,185
Germany — 0.9%
adidas AG	283,163	46,515,700
Allianz SE, Registered Shares	278,295	39,875,413
BASF SE	581,883	45,707,827
Bayer AG, Registered Shares	209,833	22,556,595
Bayerische Motoren Werke AG	317,952	27,396,040
Beiersdorf AG	247,378	23,241,132
Deutsche Telekom AG, Registered Shares	2,876,350	48,934,105
Evonik Industries AG	825,023	25,735,467
HUGO BOSS AG	423,614	25,139,665
Siemens AG, Registered Shares	377,978	41,028,165
Volkswagen AG	17,790	2,630,666
Vonovia SE	1,982,439	78,598,442

		427,359,217
Hong Kong — 0.6%
AIA Group Ltd.	8,622,000	53,708,073
Beijing Enterprises Holdings Ltd.	8,646,232	48,880,513
Brilliance China Automotive Holdings Ltd.	14,334,000	15,958,941
Chaoda Modern Agriculture Holdings Ltd. (a)(c)	116,959,394	2,641,973
Haier Electronics Group Co. Ltd.	12,441,000	20,899,066
Sun Hung Kai Properties Ltd.	6,634,166	95,189,997
Techtronic Industries Co. Ltd.	4,620,500	19,566,590

		256,845,153
India — 0.4%
Coal India Ltd.	8,893,881	43,680,027
Maruti Suzuki India Ltd.	420,791	29,980,644
Reliance Industries Ltd.	6,011,636	91,187,873

		164,848,544
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	35,613,284	26,577,078

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Ireland — 0.3%
CRH PLC	903,472	$27,478,218
Medtronic PLC	210,143	18,414,831
Shire PLC	1,119,345	72,312,397
XL Group Ltd.	982,773	34,013,774

		152,219,220
Israel — 0.3%
Teva Pharmaceutical Industries Ltd. — ADR	2,344,508	125,431,178
Italy — 0.8%
Ei Towers SpA (a)(b)	1,423,321	76,784,800
Enel SpA	8,106,817	37,312,173
Intesa Sanpaolo SpA	24,523,499	54,114,973
Luxottica Group SpA	356,118	17,312,315
Prysmian SpA	799,701	18,726,812
RAI Way SpA (d)	6,757,931	31,480,092
Recordati SpA	68,969	2,238,431
Snam SpA	4,759,122	27,548,529
Telecom Italia SpA (a)	92,902,570	79,384,213
Telecom Italia SpA, Non-Convertible Savings Shares	3,626,211	2,528,031
UniCredit SpA	13,112,137	32,167,727

		379,598,096
Japan — 8.9%
Aisin Seiki Co. Ltd.	1,113,990	50,905,533
Ajinomoto Co., Inc.	2,444,400	62,398,023
Alfresa Holdings Corp.	417,400	9,150,657
Alpine Electronics, Inc.	290,900	3,142,471
Asahi Group Holdings Ltd.	1,173,000	39,820,138
Asahi Kasei Corp.	6,200,900	46,869,605
Astellas Pharma, Inc.	2,515,450	41,911,743
Autobacs Seven Co. Ltd.	261,300	3,786,168
Bridgestone Corp.	1,965,700	68,074,033
Canon Marketing Japan, Inc.	353,600	6,076,540
Chiyoda Corp.	1,103,000	7,736,088
Chubu Electric Power Co., Inc.	2,029,600	29,818,159
COMSYS Holdings Corp.	425,100	7,070,702
Daikin Industries Ltd.	602,000	52,207,419
Daiwa Securities Group, Inc.	3,619,000	20,311,206
Denso Corp.	2,283,380	88,411,622
East Japan Railway Co.	1,438,673	131,968,998
Eisai Co. Ltd.	281,800	16,477,257
Electric Power Development Co. Ltd.	141,300	3,247,380
Exedy Corp.	176,400	4,165,667
FamilyMart Co. Ltd.	524,900	30,909,461
Fuji Heavy Industries Ltd.	3,998,490	152,761,391
FUJIFILM Holdings Corp.	269,100	9,654,887
Fukuoka Financial Group, Inc.	5,273,000	20,146,175
Futaba Industrial Co. Ltd.	1,533,250	7,827,713
GS Yuasa Corp.	4,834,000	19,779,045
Hino Motors Ltd.	737,700	7,703,889

Common Stocks	Shares	Value
Japan (continued)
Hirose Electric Co. Ltd.	71,900	$8,893,506
Hitachi Chemical Co. Ltd.	1,863,900	38,878,379
Honda Motor Co. Ltd.	2,022,081	54,773,738
Hoya Corp.	1,193,617	42,350,523
Inpex Corp.	7,350,900	58,438,326
Isuzu Motors Ltd.	3,847,400	49,805,073
Japan Airlines Co. Ltd.	3,815,000	117,611,814
Japan Post Bank Co. Ltd.	577,400	7,045,657
Japan Tobacco, Inc.	508,800	19,843,057
JGC Corp.	1,760,330	25,770,641
JSR Corp.	1,911,900	26,114,663
Kamigumi Co. Ltd.	800,000	7,199,450
KDDI Corp.	3,229,500	99,104,009
Keyence Corp.	59,100	41,687,565
Kinden Corp.	507,300	6,123,198
Koito Manufacturing Co. Ltd.	477,600	23,582,480
Komatsu Ltd.	2,591,000	50,347,670
Kubota Corp.	3,553,910	51,485,988
Kuraray Co. Ltd.	1,413,720	17,829,890
Kurita Water Industries Ltd.	298,900	6,625,204
Kyocera Corp.	946,200	44,826,944
Kyushu Electric Power Co., Inc.	1,885,600	17,666,352
Mabuchi Motor Co. Ltd.	216,800	9,817,223
Maeda Road Construction Co. Ltd.	281,000	5,320,030
Makita Corp.	271,600	19,108,578
Medipal Holdings Corp.	478,300	7,826,966
Mitsubishi Corp.	1,013,030	17,428,853
Mitsubishi Electric Corp.	8,689,000	101,300,323
Mitsubishi Estate Co. Ltd.	6,867,000	127,709,550
Mitsubishi UFJ Financial Group, Inc.	11,213,500	56,690,119
Mitsui & Co. Ltd.	2,135,134	25,014,903
MS&AD Insurance Group Holdings, Inc.	2,418,062	69,668,550
Murata Manufacturing Co. Ltd.	519,340	63,412,267
Nabtesco Corp.	727,300	19,563,832
NEC Corp.	12,231,000	33,401,204
Nexon Co. Ltd.	56,500	837,607
Nintendo Co. Ltd.	335,900	69,721,944
Nippo Corp.	382,000	7,022,221
Nippon Steel & Sumitomo Metal Corp.	724,500	13,620,295
Nippon Telegraph & Telephone Corp.	1,392,000	66,147,496
Nippon Television Holdings, Inc.	504,000	8,455,251
Nitori Holdings Co. Ltd.	168,400	20,944,336
Nitto Denko Corp.	962,700	64,520,940
Nomura Holdings, Inc.	5,866,900	26,407,834
NTT DoCoMo, Inc.	912,400	24,784,742
Okumura Corp.	4,774,620	28,187,873
Omron Corp.	980,200	32,505,945
Otsuka Holdings Co. Ltd.	774,500	36,819,678
Rinnai Corp.	311,675	30,518,914

2	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Japan (continued)
Rohm Co. Ltd.	1,232,800	$52,456,940
Sanrio Co. Ltd. (c)	906,400	16,083,334
Sawai Pharmaceutical Co. Ltd.	137,400	10,902,988
Secom Co. Ltd.	155,500	11,713,900
Sega Sammy Holdings, Inc.	2,293,900	25,118,633
Seino Holdings Co Ltd.	545,700	5,557,343
Sekisui Chemical Co. Ltd.	1,689,800	24,576,057
Seven & i Holdings Co. Ltd.	1,316,400	54,660,976
Shimamura Co. Ltd.	99,700	14,545,482
Shin-Etsu Chemical Co. Ltd.	2,333,340	159,224,937
SHO-BOND Holdings Co. Ltd.	95,300	4,802,971
SKY Perfect JSAT Holdings, Inc.	826,100	3,640,859
SMC Corp.	103,100	26,958,542
Sompo Japan Nipponkoa Holdings, Inc.	2,169,100	70,060,438
Sony Financial Holdings, Inc.	2,751,700	34,471,505
Stanley Electric Co. Ltd.	477,300	11,571,141
Sumco Corp.	3,472,400	25,790,982
Sumitomo Electric Industries Ltd.	2,533,600	34,905,138
Sumitomo Mitsui Financial Group, Inc.	1,102,500	34,948,499
Suntory Beverage & Food Ltd.	204,300	8,882,636
Suzuken Co. Ltd.	211,700	6,751,968
Suzuki Motor Corp.	3,931,708	120,405,914
Toda Corp.	5,013,900	25,132,020
Toho Co. Ltd.	319,800	9,303,989
Tokio Marine Holdings, Inc.	2,832,921	109,654,515
Tokyo Gas Co. Ltd.	18,353,285	78,128,170
Toray Industries, Inc.	3,068,000	27,949,161
Toyota Industries Corp.	2,632,980	118,182,378
Toyota Motor Corp.	478,400	26,807,045
Toyota Tsusho Corp.	302,800	6,685,228
Trend Micro, Inc.	380,000	13,797,612
TV Asahi Holdings Corp.	300,200	4,925,223
Ube Industries Ltd.	17,230,500	30,040,368
West Japan Railway Co.	478,300	29,586,252
Yamada Denki Co. Ltd.	5,802,600	30,597,501
Yamaha Corp.	508,900	14,043,495
Yamato Kogyo Co. Ltd.	222,100	6,271,166
Zenkoku Hosho Co. Ltd.	217,100	8,586,560

		4,042,815,437
Mexico — 0.2%
America Movil SAB de CV, Series L	21,446,050	12,330,049
America Movil SAB de CV, Series L — ADR	1,469,629	16,944,822
Fibra Uno Administracion SA de CV (a)	25,511,910	52,030,690
Telesites SAB de CV (a)(c)	35,854,466	21,684,781

		102,990,342
Netherlands — 1.2%
Akzo Nobel NV	2,460,829	159,075,078

Common Stocks	Shares	Value
Netherlands (continued)
Constellium NV, Class A (a)	2,320,875	$12,323,846
ING Groep NV	6,492,141	72,582,168
Koninklijke KPN NV	17,987,310	59,162,008
Koninklijke Philips NV	2,305,716	61,324,582
Patheon NV (a)	1,020,684	26,394,888
Randstad Holding NV	721,827	31,052,882
Unilever NV CVA	2,553,703	118,298,631

		540,214,083
Norway — 0.0%
Statoil ASA	1,393,648	22,155,453
Portugal — 0.1%
NOS SGPS SA	4,344,612	29,073,939
Singapore — 0.6%
CapitaLand Ltd.	44,064,100	104,622,970
Global Logistic Properties Ltd.	75,777,200	108,665,929
Keppel Corp. Ltd. (c)	10,276,600	40,664,714
United Overseas Bank Ltd.	1,320,200	18,114,890

		272,068,503
South Korea — 0.4%
Hyundai Motor Co.	457,284	53,955,998
Hyundai Wia Corp.	34,737	2,668,884
Samsung Electronics Co. Ltd.	53,011	72,941,925
SK Hynix, Inc.	1,249,124	38,465,615

		168,032,422
Spain — 0.3%
Cellnex Telecom SAU (d)	4,844,604	85,750,862
Gas Natural SDG SA	804,076	16,632,078
Iberdrola SA	4,030,869	27,695,820

		130,078,760
Sweden — 0.4%
SKF AB, Class B	6,633,584	105,097,545
Svenska Handelsbanken AB, Class A	5,808,085	69,830,758

		174,928,303
Switzerland — 1.2%
Cie Financiere Richemont SA, Registered Shares	669,727	40,714,026
Nestle SA, Registered Shares	3,461,063	277,343,888
Novartis AG, Registered Shares	983,111	81,542,312
Roche Holding AG	272,113	69,461,729
UBS Group AG, Registered Shares	4,610,184	63,376,711
Zurich Insurance Group AG	75,662	18,165,912

		550,604,578

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	8,071,672	$16,850,162
Taiwan Semiconductor Manufacturing Co. Ltd.	10,958,000	59,191,692
Yulon Motor Co. Ltd.	9,295,000	8,265,862

		84,307,716
United Arab Emirates — 0.1%
NMC Health PLC	3,599,030	52,632,648
United Kingdom — 3.0%
Aggreko PLC	820,623	13,971,604
AstraZeneca PLC	1,872,561	125,364,542
BAE Systems PLC	5,224,083	36,885,047
Berkeley Group Holdings PLC	917,295	32,537,158
BP PLC — ADR	3,249,856	111,795,046
BT Group PLC	6,654,359	36,355,649
Burberry Group PLC	1,722,877	30,061,295
Coca-Cola European Partners PLC (a)	94,320	3,520,966
Delphi Automotive PLC	335,356	22,743,844
Delta Topco Ltd., (Acquired 5/02/12, cost $48,436,537) (a)(e)	78,481,957	28,253,504
Diageo PLC — ADR	492,940	57,447,228
GlaxoSmithKline PLC	3,803,798	84,950,290
HSBC Holdings PLC	29,706,125	194,714,506
Liberty Global PLC, Class A (a)	1,042,067	33,043,945
Liberty Global PLC LiLAC, Class A (a)	108,484	3,726,425
National Grid PLC	3,622,909	51,948,251
Pearson PLC	2,888,659	33,749,195
Prudential PLC	1,954,447	34,453,891
Rio Tinto PLC	1,076,217	34,925,618
Royal Dutch Shell PLC — ADR, Class A	3,053,930	158,163,035
Smiths Group PLC	2,480,585	41,463,774
Spire Healthcare Group PLC (d)	11,849,970	50,689,262
Vodafone Group PLC	23,400,553	71,088,098
Vodafone Group PLC — ADR (c)	2,559,043	79,074,429

		1,370,926,602
United States — 28.9%
3M Co.	58,734	10,475,796
Abbott Laboratories	1,599,854	71,593,467
AbbVie, Inc.	380,286	25,186,342
Accenture PLC, Class A	114,836	12,954,649
Activision Blizzard, Inc.	1,356,310	54,469,410
Adobe Systems, Inc. (a)	471,055	46,097,442
Aetna, Inc.	1,228,434	141,527,881
Air Products & Chemicals, Inc.	248,875	37,186,903
Alexion Pharmaceuticals, Inc. (a)	431,528	55,494,501
Alliance Data Systems Corp. (a)	25,858	5,989,230
Allstate Corp.	1,469,306	100,397,679
Alphabet, Inc., Class A (a)	20,951	16,579,364

Common Stocks	Shares	Value
United States (continued)
Alphabet, Inc., Class C (a)	715,595	$550,142,280
Altria Group, Inc. (f)	1,359,766	92,056,158
Amazon.com, Inc. (a)	155,363	117,890,998
Amdocs Ltd.	179,974	10,503,283
American Electric Power Co., Inc.	851,369	58,999,872
American International Group, Inc.	1,244,370	67,743,503
American Tower Corp.	144,200	16,694,034
American Water Works Co., Inc.	1,009,604	83,373,098
Amgen, Inc.	980,919	168,747,496
Anadarko Petroleum Corp.	4,380,523	238,869,919
Anthem, Inc.	775,272	101,824,224
Apple, Inc.	6,557,787	683,386,983
Archer-Daniels-Midland Co.	71,107	3,205,504
AT&T, Inc.	52,410	2,268,829
Axalta Coating Systems Ltd. (a)	4,673,381	133,425,028
Axis Capital Holdings Ltd.	132,856	7,384,136
Bank of America Corp.	15,243,900	220,884,111
Baxter International, Inc.	1,761,482	84,586,366
Bed Bath & Beyond, Inc.	549,713	24,709,599
Berkshire Hathaway, Inc., Class A (a)	653	141,048,000
Berkshire Hathaway, Inc., Class B (a)	1,066,199	153,820,530
Biogen, Inc. (a)(f)	179,574	52,063,890
Boeing Co.	52,126	6,967,161
Bristol-Myers Squibb Co.	977,973	73,162,160
Brookdale Senior Living, Inc. (a)	1,481,804	27,368,920
Calpine Corp. (a)	1,528,213	20,997,647
Capital One Financial Corp.	128,953	8,650,167
Cardinal Health, Inc.	136,753	11,432,551
Catalent, Inc. (a)	2,033,931	51,946,598
Celgene Corp. (a)	296,845	33,303,041
Centene Corp. (a)	487,156	34,368,856
Charles Schwab Corp.	1,559,591	44,323,576
Charter Communications, Inc., Class A (a)	314,089	73,770,083
Chevron Corp.	37,879	3,881,840
Chipotle Mexican Grill, Inc. (a)(c)	117,251	49,713,251
Chubb Ltd.	889,359	111,401,108
Cintas Corp.	124,759	13,382,898
Cisco Systems, Inc.	3,694,683	112,798,672
Citigroup, Inc.	2,676,147	117,242,000
CME Group, Inc.	571,796	58,460,423
Coca-Cola Co.	1,308,420	57,086,365
Colfax Corp. (a)	731,158	21,466,799
Comcast Corp., Class A	3,077,829	206,984,000
Computer Sciences Corp.	174,068	8,325,672
Constellation Brands, Inc., Class A	79,585	13,102,079
Crown Castle International Corp.	164,564	15,967,645
Crown Holdings, Inc. (a)	45,084	2,388,099
CSX Corp.	864,889	24,502,305
CVS Health Corp.	826,346	76,618,801

4	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
DaVita HealthCare Partners, Inc. (a)	621,950	$48,226,003
Delta Air Lines, Inc.	114,565	4,439,394
Discover Financial Services	772,315	43,898,385
DISH Network Corp., Class A (a)	831,746	44,431,871
Dominion Resources, Inc.	678,613	52,945,386
Dover Corp.	43,435	3,102,562
Dr. Pepper Snapple Group, Inc.	70,568	6,951,654
DTE Energy Co.	304,905	29,734,336
E.I. du Pont de Nemours & Co.	2,243,321	155,170,514
Eaton Corp. PLC	949,301	60,195,176
Edgewell Personal Care Co. (a)	1,391,230	117,711,970
Edison International	146,988	11,373,931
Electronic Arts, Inc. (a)	99,264	7,575,828
Eli Lilly & Co.	1,438,524	119,239,254
EQT Corp.	869,855	63,377,635
Equity Residential	350,199	23,810,030
Expedia, Inc.	343,270	40,042,446
Exxon Mobil Corp.	793,609	70,591,521
Facebook, Inc., Class A (a)	2,099,473	260,208,684
FedEx Corp.	120,901	19,573,872
Fifth Third Bancorp	166,929	3,168,312
FirstEnergy Corp.	413,584	14,442,353
Fitbit, Inc., Series A (a)(c)	2,206,388	30,139,260
Ford Motor Co.	5,481,871	69,400,487
Fortune Brands Home & Security, Inc.	646,267	40,889,313
General Dynamics Corp.	86,355	12,684,686
General Electric Co.	9,439,577	293,948,428
General Growth Properties, Inc.	468,546	14,970,045
Gilead Sciences, Inc.	1,188,094	94,417,830
Global Payments, Inc.	97,348	7,268,002
Goldman Sachs Group, Inc.	495,125	78,630,801
Goodyear Tire & Rubber Co.	172,944	4,958,304
Hartford Financial Services Group, Inc.	842,583	33,576,933
HCA Holdings, Inc. (a)	58,503	4,512,336
HD Supply Holdings, Inc. (a)	1,048,098	37,930,667
Helmerich & Payne, Inc.	103,475	6,412,346
Hershey Co. (f)	156,155	17,295,728
Hexcel Corp.	379,848	16,398,038
Home Depot, Inc.	90,070	12,451,277
HP, Inc.	1,540,347	21,580,261
HTG Molecular Diagnostics, Inc. (a)	228,752	553,580
Illinois Tool Works, Inc.	44,569	5,143,263
Ingersoll-Rand PLC	821,871	54,457,172
Intel Corp.	1,980,718	69,047,829
International Business Machines Corp.	260,867	41,900,458
International Paper Co.	184,372	8,446,081
Intuit, Inc.	435,735	48,362,228
Invitae Corp. (a)(b)	1,824,773	16,003,259

Common Stocks	Shares	Value
United States (continued)
Johnson & Johnson	1,512,914	$189,462,220
JPMorgan Chase & Co.	3,805,507	243,438,283
Kansas City Southern	549,043	52,768,523
Kimberly-Clark Corp.	89,669	11,616,619
KLA-Tencor Corp.	93,180	7,054,658
Kroger Co.	866,858	29,637,875
Lear Corp.	121,294	13,760,804
Liberty Broadband Corp., Class A (a)	333,535	20,949,333
Liberty Broadband Corp., Class C (a)(c)	607,175	38,440,249
Liberty Media Group, Class C (a)(c)	550,831	12,349,631
Liberty SiriusXM Group, Class A (a)	1,196,018	42,757,644
Liberty SiriusXM Group, Class C (a)	2,242,626	79,052,567
Lookout, Inc., (Acquired 3/04/15, cost $2,096,082) (a)(e)	183,495	1,796,416
Lowe’s Cos., Inc.	568,600	46,784,408
Marathon Oil Corp.	8,496,356	115,890,296
Marathon Petroleum Corp.	7,897,203	311,070,826
Marsh & McLennan Cos., Inc.	1,250,774	82,238,390
Masco Corp.	1,161,883	42,385,492
MasterCard, Inc., Class A	1,313,502	125,097,930
McDonald’s Corp.	87,858	10,336,494
McKesson Corp.	638,453	124,217,416
Merck & Co., Inc.	1,253,881	73,552,659
MetLife, Inc.	1,319,276	56,385,856
Michael Kors Holdings Ltd. (a)	1,216,136	62,898,554
Micron Technology, Inc. (a)	4,337,816	59,601,592
Microsoft Corp.	1,602,447	90,826,696
Mohawk Industries, Inc. (a)	42,698	8,921,320
Mondelez International, Inc., Class A (f)	2,336,098	102,741,590
Monsanto Co.	389,463	41,582,965
Morgan Stanley	118,588	3,407,033
Mylan NV (a)	2,035,663	95,248,672
NextEra Energy Partners LP	1,161,593	36,276,549
NextEra Energy, Inc.	909,610	116,693,867
Northrop Grumman Corp.	250,410	54,246,318
Norwegian Cruise Line Holdings Ltd. (a)(c)	739,358	31,496,651
Nuance Communications, Inc. (a)	1,096,507	17,620,867
Oracle Corp.	2,782,001	114,173,321
PACCAR, Inc.	674,500	39,775,265
Packaging Corp. of America	82,471	6,159,759
PayPal Holdings, Inc. (a)	1,369,606	51,004,127
PepsiCo, Inc.	1,357,178	147,823,828
Perrigo Co. PLC (f)	432,385	39,515,665
Pfizer, Inc.	4,286,428	158,126,329
Phillips 66	103,483	7,870,917
Pioneer Natural Resources Co.	270,853	44,032,572
Procter & Gamble Co.	2,483,396	212,553,864
Progressive Corp.	283,546	9,218,080
Prudential Financial, Inc.	411,504	30,982,136

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
Public Service Enterprise Group, Inc.	438,314	$20,166,827
Pure Storage, Inc., Class A (a)(c)	3,408,958	42,952,871
QUALCOMM, Inc.	2,428,401	151,969,335
Ralph Lauren Corp.	261,000	25,601,490
Raytheon Co.	65,437	9,130,425
Realogy Holdings Corp. (a)	480,958	14,904,888
Reinsurance Group of America, Inc.	76,949	7,637,188
Rockwell Automation, Inc.	46,476	5,316,854
Roper Technologies, Inc.	186,998	31,856,979
Schlumberger Ltd.	895,212	72,082,470
Scripps Networks Interactive, Inc., Class A	47,461	3,135,274
Sealed Air Corp.	92,237	4,351,742
Sempra Energy	542,217	60,663,238
Simon Property Group, Inc.	530,698	120,489,674
Southwest Airlines Co.	590,326	21,847,965
Square, Inc., Class A (a)(c)	1,789,156	18,016,801
St. Joe Co. (a)(b)	6,750,883	124,418,774
Stryker Corp.	50,610	5,884,931
SunTrust Banks, Inc.	869,922	36,789,001
Tahoe Resources, Inc.	3,251,605	50,480,629
Target Corp.	1,148,216	86,495,111
Tenet Healthcare Corp. (a)(c)	1,746,332	53,455,223
Textron, Inc.	2,131,449	83,126,511
Thermo Fisher Scientific, Inc.	459,969	73,061,476
Tiffany & Co.	1,290,697	83,275,770
Time Warner, Inc.	1,050,223	80,499,593
Travelers Cos., Inc.	322,760	37,511,167
Tyson Foods, Inc., Class A	85,915	6,323,344
Union Pacific Corp.	539,345	50,186,052
United Continental Holdings, Inc. (a)	2,193,837	102,869,017
United Parcel Service, Inc., Class B	148,698	16,074,254
United Rentals, Inc. (a)	926,093	73,781,829
United Technologies Corp.	487,567	52,486,588
UnitedHealth Group, Inc.	59,579	8,531,713
Univar, Inc. (a)	382,942	7,011,668
Unum Group	1,229,678	41,083,542
Urban Outfitters, Inc. (a)(c)	638,466	19,090,133
US Bancorp	1,943,383	81,952,461
Valero Energy Corp.	209,572	10,956,424
Veeva Systems, Inc., Class A (a)(c)	1,090,003	41,409,214
VeriSign, Inc. (a)(c)	128,906	11,164,549
Verizon Communications, Inc.	1,528,433	84,690,473
Visa, Inc., Class A	1,885,380	147,153,909
WABCO Holdings, Inc. (a)	154,202	15,461,835
Walgreens Boots Alliance, Inc.	840,945	66,644,891
Wells Fargo & Co.	4,968,108	238,320,141
Western Digital Corp.	426,201	20,248,810
WestRock Co.	1,435,426	61,594,130
Whirlpool Corp.	190,620	36,667,663

Common Stocks	Shares		Value
United States (continued)
WhiteWave Foods Co. (a)		28,723	$1,593,839
Whole Foods Market, Inc.		749,427	22,842,535
Williams Cos., Inc.		1,979,674	47,452,786
Williams-Sonoma, Inc.		322,411	17,435,987
Wyndham Worldwide Corp.		113,471	8,058,710
Yahoo!, Inc. (a)		683,078	26,086,749
Zimmer Biomet Holdings, Inc.		745,415	97,753,723

			13,166,675,253
Total Common Stocks — 53.3%			24,295,298,186

Corporate Bonds	Par (000)
Argentina — 0.1%
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (d)	USD	21,247	22,946,760
Australia — 0.3%
TFS Corp. Ltd., 8.75%, 8/01/23 (d)		120,610	121,816,100
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (d)		30,805	9,857,600
Canada — 0.1%
First Quantum Minerals Ltd.:
6.75%, 2/15/20		16,183	14,896,451
7.00%, 2/15/21		40,056	35,741,969

			50,638,420
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18 (a)(d)(g)		34,787	2,609,039
China — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21		37,851	39,084,110
3.60%, 11/28/24		11,461	11,923,222
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	88,600	660,849
China Milk Products Group Ltd., 0.00%, 1/15/49 (a)(g)(i)	USD	39,500	395,000
SINA Corp., 1.00%, 12/01/18 (h)		26,718	26,350,627

			78,413,808
France — 0.1%
BNP Paribas SA, 2.40%, 12/12/18		64,646	65,880,868
Germany — 0.1%
Deutsche Bank AG, 1.88%, 2/13/18		25,633	25,498,170

6	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Corporate Bonds	Par (000)		Value
Germany (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (d)	USD	13,784	$14,404,280

			39,902,450
Hong Kong — 0.1%
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		22,484	25,225,789
India — 0.1%
Suzlon Energy Ltd., 5.75%, 7/16/19 (d)(h)(j)		61,263	64,938,780
Ireland — 0.0%
GE Capital International Funding Co., 2.34%, 11/15/20		15,189	15,748,882
Italy — 0.2%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		54,214	55,766,581
Telecom Italia SpA, 5.30%, 5/30/24 (d)		43,375	43,917,187

			99,683,768
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		28,539	29,140,117
Luxembourg — 0.2%
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		37,384	26,542,640
8.00%, 2/15/24 (d)		11,320	10,810,600
Telecom Italia Finance SA, 6.13%, 11/15/16 (d)(h)	EUR	35,900	40,116,149

			77,469,389
Mexico — 0.0%
Trust F/1401, 5.25%, 12/15/24 (d)	USD	16,531	17,299,691
Netherlands — 0.2%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(b)(d)(g)(h)		140,850	50,663,745
Constellium NV (d):
7.00%, 1/15/23	EUR	20,901	20,563,249
8.00%, 1/15/23	USD	5,675	5,178,437
Cooperatieve Rabobank UA, 3.95%, 11/09/22		10,893	11,477,649

			87,883,080
Singapore — 0.3%
CapitaLand Ltd. (h):
2.10%, 11/15/16	SGD	49,000	36,464,012
1.95%, 10/17/23 (d)		50,500	37,572,723

Corporate Bonds	Par (000)		Value
Singapore (continued)
Global Logistic Properties Ltd., 3.88%, 6/04/25	USD	68,851	$70,961,696

			144,998,431
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (h)	EUR	55,400	52,429,862
Telefonica SA, 6.00%, 7/14/17		19,200	19,029,263

			71,459,125
Switzerland — 0.1%
UBS AG, 2.38%, 8/14/19	USD	23,290	23,824,738
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (d)		29,225	30,849,472

			54,674,210
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (d)(h)		86,375	76,010,229
United Kingdom — 0.2%
Delta Topco Ltd., (Acquired 5/02/12 - 1/04/16, cost $80,792,398), 10.00%, 11/24/60 (a)(e)		79,637	79,637,367
Lloyds Bank PLC, 2.30%, 11/27/18		10,412	10,547,585

			90,184,952
United States — 3.2%
AbbVie, Inc.:
2.50%, 5/14/20		47,433	48,679,207
2.30%, 5/14/21		37,071	37,792,031
Actavis Funding SCS, 3.00%, 3/12/20		38,416	39,964,818
AliphCom (a)(e)(g):
(Acquired 11/11/15, cost $11,493,000), 12.00%, 4/28/20		11,493	2,700,855
(Acquired 4/27/15 - 7/21/15, cost $204,855,000), 12.00%, 4/28/20		204,855	48,140,925
Ally Financial, Inc.:
2.75%, 1/30/17		33,875	34,044,375
3.50%, 1/27/19		23,282	23,514,820
American Tower Corp., 3.40%, 2/15/19		11,299	11,831,669
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21		48,522	50,261,562
AT&T, Inc.:
2.38%, 11/27/18		55,381	56,535,805
3.00%, 6/30/22		89,439	92,750,390
Bank of America Corp.:
2.00%, 1/11/18		21,291	21,431,627

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Corporate Bonds	Par (000)		Value
United States (continued)
Bank of America Corp. (continued):
6.88%, 4/25/18	USD	20,703	$22,545,629
Series L, 2.60%, 1/15/19		20,766	21,252,651
Berkshire Hathaway, Inc., 2.75%, 3/15/23		29,745	31,040,603
BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20 (h)		11,220	14,838,450
Cablevision Systems Corp., 5.88%, 9/15/22		14,205	13,033,087
Capital One Bank USA NA, 2.15%, 11/21/18		16,221	16,355,586
Cisco Systems, Inc., 2.20%, 2/28/21		29,516	30,444,337
Citigroup, Inc., 1.80%, 2/05/18		63,728	64,007,575
Cobalt International Energy, Inc. (h):
2.63%, 12/01/19		56,543	25,267,653
3.13%, 5/15/24		69,805	27,965,628
eBay, Inc., 3.80%, 3/09/22		20,703	22,074,077
Edgewell Personal Care Co.:
4.70%, 5/19/21		22,823	24,276,209
4.70%, 5/24/22		20,904	21,883,980
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		34,193	36,148,737
2.55%, 10/05/18		11,459	11,664,231
Forest Laboratories, Inc. (d):
4.38%, 2/01/19		27,085	28,695,393
5.00%, 12/15/21		18,846	21,331,787
Freeport-McMoRan, Inc., 3.88%, 3/15/23		19,532	16,798,497
General Electric Co., 5.55%, 5/04/20		4,160	4,781,080
General Motors Financial Co., Inc.:
2.40%, 4/10/18		15,383	15,515,278
3.50%, 7/10/19		32,343	33,452,009
Hughes Satellite Systems Corp., 7.63%, 6/15/21		6,777	7,251,390
Hyundai Capital America, 2.00%, 3/19/18 (d)		17,360	17,462,077
Intel Corp., 3.25%, 8/01/39 (h)		14,490	24,750,731
JPMorgan Chase & Co., 4.35%, 8/15/21		17,317	19,100,859
Medtronic, Inc., 3.15%, 3/15/22		49,725	53,323,399
Mylan, Inc., 2.55%, 3/28/19		29,344	29,903,326
Oracle Corp., 1.90%, 9/15/21		124,759	125,155,983
QUALCOMM, Inc., 3.00%, 5/20/22		54,802	57,781,475
REI Agro Ltd. (a)(g):
5.50%, 11/13/16		8,271	41,355
5.50%, 11/13/16 (d)		46,516	232,580
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		15,342	15,648,840
Synchrony Financial, 3.75%, 8/15/21		12,243	12,922,156

Corporate Bonds	Par (000)		Value
United States (continued)
T-Mobile USA, Inc., 6.00%, 4/15/24	USD	24,144	$25,766,235
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (h)		20,422	42,898,964
Verizon Communications, Inc.:
1.75%, 8/15/21		9,245	9,243,151
2.63%, 8/15/26		20,385	20,352,364
4.13%, 8/15/46		16,745	16,914,878
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19		17,226	17,515,293

			1,467,285,617
Total Corporate Bonds — 6.0%			2,714,067,105

Floating Rate Loan Interests (k)
Canada — 0.1%
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		23,344	23,310,818
Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		27,552	15,635,555
Netherlands — 0.1%
Promontoria Blue Holding 2 BV, Mezzanine, 7.00%, 4/17/20	EUR	58,766	65,700,060
Norway — 0.0%
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21	USD	29,776	10,719,290
United States — 0.7%
Calpine Corp., Term Loan B5, 3.50%, 5/27/22		40,585	40,443,002
Fieldwood Energy LLC:
1st Lien Term Loan, 8.00%, 8/31/20		11,587	9,578,514
1st Lien Last Out Term Loan, 8.38%, 9/30/20		15,642	4,158,169
2nd Lien Term Loan, 8.38%, 9/30/20		26,326	8,161,183
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		86,363	86,562,499
Seadrill Partners Finco LLC, Term Loan B, 4.00%, 2/21/21		54,834	23,921,228
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/20		61,999	35,339,179
Term Loan B, 4.25%, 12/16/20		3,216	1,833,345
Term Loan M, 4.25%, 12/16/20		8,624	4,915,942
Univar, Inc., 2015 Term Loan, 4.25%, 7/01/22		39,030	38,973,079

8	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Floating Rate Loan Interests	Par (000)		Value
United States (continued)
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20	USD	59,803	$59,765,459

			313,651,599
Total Floating Rate Loan Interests — 0.9%			429,017,322

Foreign Agency Obligations
Argentina — 0.8%
Argentine Republic Government International Bond (d):
6.88%, 4/22/21		58,790	63,258,040
7.50%, 4/22/26		74,609	81,025,374
7.13%, 7/06/36		75,836	77,049,376
City of Buenos Aires Argentina, 8.95%, 2/19/21 (d)		18,360	20,517,300
Provincia de Buenos Aires, 9.13%, 3/16/24 (d)		25,575	28,196,437
YPF SA (d):
8.88%, 12/19/18		30,031	32,583,635
8.50%, 7/28/25		75,837	79,913,239

			382,543,401
Australia — 1.4%
Australia Government Bond:
5.75%, 5/15/21	AUD	235,963	213,912,368
5.75%, 7/15/22		430,806	403,403,043

			617,315,411
Brazil — 0.4%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	24	21,903,314
Series F, 10.00%, 1/01/21		382	110,544,393
Brazilian Government International Bond:
4.88%, 1/22/21	USD	29,239	31,037,198
2.88%, 4/01/21	EUR	15,952	17,812,051

			181,296,956
Canada — 0.8%
Canada Housing Trust No. 1, 1.25%, 6/15/21 (d)	CAD	129,270	100,168,532
Canadian Government Bond:
0.25%, 5/01/18		202,643	154,414,696
0.75%, 3/01/21		126,244	97,333,529

			351,916,757
France — 0.6%
France Government Bond, 0.50%, 5/25/26	EUR	230,311	267,419,690

Foreign Agency Obligations	Par (000)		Value
Germany — 0.7%
Bundesobligation, 0.00%, 4/09/21	EUR	273,275	$313,715,670
Hungary — 0.9%
Hungary Government Bond, 5.50%, 6/24/25	HUF	42,268,660	184,477,025
Hungary Government International Bond:
6.25%, 1/29/20	USD	26,579	29,617,405
6.38%, 3/29/21		175,604	200,964,379

			415,058,809
Indonesia — 0.2%
Indonesia Government International Bond (d):
6.88%, 1/17/18		26,960	28,985,613
2.63%, 6/14/23	EUR	40,366	46,768,029

			75,753,642
Italy — 0.6%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/01/25		229,082	266,793,730
Japan — 0.8%
Japan Government Bond:
0.10%, 3/15/17	JPY	11,078,850	108,864,481
0.10%, 3/15/18		26,525,200	261,472,156

			370,336,637
Mexico — 1.1%
Mexican Bonos, 6.50%, 6/10/21	MXN	72,826	402,562,145
Petroleos Mexicanos:
5.75%, 3/01/18	USD	18,931	19,839,688
3.50%, 7/23/20		32,761	32,965,756
6.38%, 2/04/21 (d)		30,991	34,004,255

			489,371,844
New Zealand — 0.4%
New Zealand Government Bond, 6.00%, 5/15/21	NZD	228,426	195,850,841
Poland — 0.5%
Poland Government Bond:
5.25%, 10/25/20	PLN	249,673	72,206,490
5.75%, 10/25/21		210,425	63,026,524
3.25%, 7/25/25		290,481	77,145,519
2.50%, 7/25/26		124,053	30,809,482

			243,188,015

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
South Korea — 0.2%
Export-Import Bank of Korea:
2.88%, 9/17/18	USD	19,188	$19,728,488
2.63%, 12/30/20		54,460	56,265,131

			75,993,619
Spain — 0.3%
Spain Government Bond, 1.95%, 4/30/26 (d)	EUR	122,514	148,728,276
United Kingdom — 0.8%
United Kingdom Gilt:
1.50%, 1/22/21	GBP	212,311	296,185,831
3.50%, 1/22/45		37,177	71,101,308

			367,287,139
Total Foreign Agency Obligations — 10.5%			4,762,570,437

Non-Agency Mortgage-Backed Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015 1-A, Class F, 4.19%, 8/20/25 (d)(k)	USD	30,423	36,639,615

U.S. Government Sponsored Agency Securities — 1.2%
Mortgage-Backed Securities — 1.2%
Fannie Mae Mortgage-Backed Securities, 3.00%, 8/01/46 (l)		528,928	550,415,700

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bond:
0.13%, 4/15/21		319,164	325,597,488
0.38%, 7/15/25		288,658	298,836,494
0.63%, 1/15/26		1,354,364	1,431,024,224
U.S. Treasury Notes:
1.25%, 3/31/21		485,033	490,224,106
1.38%, 4/30/21		2,315,650	2,353,098,895
2.00%, 8/15/25 (n)		104,283	109,236,652
1.63%, 2/15/26 (n)		93,700	95,088,353
1.00%, 2/15/46 (n)		63,899	71,641,194
Total U.S. Treasury Obligations — 11.4%			5,174,747,406
Total Fixed Income Securities — 30.1%			13,667,457,585

Investment Companies (o)		Shares	Value
United States — 3.5%
ETFS Gold Trust (a)		1,201,717	$158,157,974
ETFS Palladium Trust (a)		348,916	23,799,560
ETFS Platinum Trust (a)		294,567	32,437,718
iShares Gold Trust (a)(p)		11,663,809	151,862,793
iShares iBoxx $ High Yield Corporate Bond ETF (c)(p)		545,868	46,622,586
SPDR Gold Shares (a)		9,151,627	1,180,376,851
Total Investment Companies — 3.5%			1,593,257,482

Preferred Securities
Capital Trusts	Par (000)
Netherlands — 0.0%
ING Groep NV, 6.00% (k)(q)	USD	19,657	19,411,287
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88% (k)(q)		23,144	23,234,262
United Kingdom — 0.4%
HSBC Holdings PLC, 6.38% (k)(q)		74,053	72,571,940
Lloyds Bank PLC, 13.00% (k)(q)		42,174	93,290,930
Standard Chartered PLC, 6.50% (d)(k)(q)		27,648	26,320,896

			192,183,766
United States — 1.0%
American Express Co., Series C, 4.90% (k)(q)		23,970	23,131,050
Citigroup, Inc.:
5.95% (k)(q)		46,936	47,258,450
Series O, 5.88% (k)(q)		17,778	18,228,583
General Electric Co.:
Series D, 5.00% (k)(q)		41,325	44,527,688
6.38% (k)(q)		28,013	28,993,455
Goldman Sachs Group, Inc.:
Series L, 5.70% (k)(q)		40,001	40,601,015
Series M, 5.38% (k)(q)		41,955	42,597,121
JPMorgan Chase & Co.,
Series Q, 5.15% (k)(q)		44,655	44,655,000
Series X, 6.10% (k)(q)		87,042	92,590,927
Morgan Stanley, Series H, 5.45% (k)(q)		27,403	26,923,448
NBCUniversal Enterprise, Inc., 5.25% (d)(q)		24,311	25,538,706
USB Capital IX, 3.50% (k)(q)		34,747	29,882,420

			464,927,863
Total Capital Trusts — 1.5%			699,757,178

10	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Preferred Stocks	Shares	Value
Germany — 0.1%
Volkswagen AG, Preference Shares, 0.02%	406,622	$57,208,976
Ireland — 0.2%
Allergan PLC, Series A, 5.50% (h)	102,444	91,824,655
Israel — 0.4%
Teva Pharmaceutical Industries Ltd., 7.00% (h)	175,497	155,841,336
South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	39,853	45,046,884
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%	919,025	24,657,441
Royal Bank of Scotland Group PLC, Series T, 7.25%	937,672	24,041,910

		48,699,351
United States — 2.0%
American Tower Corp., Series A, 5.25% (h)	233,294	26,275,903
Anthem, Inc., 5.25% (h)	2,340,753	104,093,286
Belden, Inc., 6.75% (h)	104,240	11,140,129
Crown Castle International Corp., Series A, 4.50% (h)	553,128	63,864,159
Dominion Resources, Inc., 6.38%	457,226	23,839,764
Domo, Inc., Series D-2, (Acquired 4/01/15, cost $81,820,921), 0.00% (a)(e)	9,704,080	77,050,395
DropBox, Inc., Series C (Acquired 1/28/14, cost $150,070,985), 0.00% (a)(e)	7,856,626	82,573,139
Grand Rounds, Inc., Series C, (Acquired 3/31/15, cost $27,587,148), 0.00% (a)(e)	9,935,944	27,323,846
Lookout, Inc., Series F (Acquired 9/19/14, cost $53,322,391), 0.00% (a)(e)	4,667,944	45,699,172
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474), 0.00% (a)(e)	9,583,601	91,619,225
Stericycle, Inc., 5.25% (h)	384,131	28,652,331
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $90,664,966), 0.00% (a)(e)	5,844,432	285,032,949
US Bancorp:
Series F, 6.50% (k)	814,944	24,994,332
Series G, 6.00% (k)	459,854	11,970,000
Wells Fargo & Co., Series L, 7.50% (h)	16,793	22,355,849

		926,484,479
Total Preferred Stocks — 2.9%		1,325,105,681

Trust Preferreds	Shares		Value
United States — 0.5%
Citigroup Capital XIII, 7.88%		1,497,095	$38,562,549
GMAC Capital Trust I, Series 2, 6.41%		2,085,551	52,318,317
Mandatory Exchangeable Trust, 5.75% (d)(h)		784,924	82,935,070
Welltower, Inc., Series I, 6.50% (h)		752,824	52,885,886
Total Trust Preferreds — 0.5%			226,701,822
Total Preferred Securities — 4.9%			2,251,564,681

Warrants — 0.0%
Australia — 0.0%
TFS Corp. Ltd., (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		21,267,513	8,341,821
Total Long-Term Investments (Cost — $37,991,036,127) — 91.8%			41,815,919,755

Short-Term Securities	Par (000)
Foreign Agency Obligations (a) — 6.3%
Japan Treasury Discount Bills:
(0.28%), 8/22/16	JPY	52,480,000	514,358,005
0.00%, 9/05/16		54,760,000	536,761,239
(0.18%), 9/12/16		27,170,000	266,334,967
(0.34%), 10/03/16		53,040,000	520,020,722
(0.29%), 10/11/16		10,570,000	103,639,971
0.00%, 10/17/16		26,420,000	259,068,510
(0.29%), 10/24/16		15,850,000	155,434,388
(0.30%), 10/31/16		52,740,000	517,234,492
Total Foreign Agency Obligations — 6.3%			2,872,852,294

Money Market Funds (p)(r)	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36%		14,154,795	14,154,795

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (s)	USD	374,314,199	374,314,199
Total Money Market Funds — 0.8%			388,468,994

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bills (t):
0.29%, 8/11/16	USD	23,866	$23,863,733
0.19% - 0.29%, 8/18/16		155,100	155,081,417
0.19% - 0.23%, 8/25/16		164,000	163,976,052
0.23% - 0.28%, 9/01/16		369,000	368,909,882
0.22%, 9/08/16		67,000	66,983,622
0.22% - 0.29%, 9/22/16		490,723	490,534,988
0.28% - 0.28%, 10/06/16		272,000	271,857,767
0.28% - 0.30%, 10/13/16		142,000	141,914,042
U.S. Treasury Notes, 0.88%, 1/31/17 (m)		139,048	139,220,026
Total U.S. Treasury Obligations — 4.0%			1,822,341,529
Total Short-Term Securities (Cost — $4,960,646,811) — 11.1%			5,083,662,817
Options Purchased (Cost — $340,339,751) — 0.6%			272,342,775
Total Investments Before Investments Sold Short and Options Written (Cost — $43,292,022,689*) — 103.5%			47,171,925,347

Investments Sold Short	Shares	Value
Alcoa, Inc.	(2,414,623)	$(25,643,296)
Church & Dwight Co., Inc.	(324,591)	(31,887,820)
Ecolab, Inc.	(542,044)	(64,167,169)
Gentex Corp.	(1,507,160)	(26,631,517)
LafargeHolcim Ltd.	(581,715)	(27,661,072)
Walt Disney Co.	(229,394)	(22,010,354)
Total Investments Sold Short (Proceeds — $194,467,166) — (0.4)%		(198,001,228)
Options Written (Premiums Received — $116,718,258) — (0.2)%		(92,414,729)
Total Investments, Net of Investments Sold Short and Options Written (Cost — $42,980,837,265) — 102.9%		46,881,509,390
Liabilities in Excess of Other Assets — (2.9)%		(1,333,451,841)

Net Assets — 100.0%		$45,548,057,549

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$43,827,373,176

Gross unrealized appreciation	$5,809,522,591
Gross unrealized depreciation	(2,464,970,420)

Net unrealized appreciation	$3,344,552,171

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended July 31, 2016, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income	Realized Gain (Loss)
Bio City Development Co. BV	$140,850,000	—	—	140,850,000	$50,663,745	—	—
Ei Towers SpA	1,333,706	241,307	(151,692)	1,423,321	76,784,800	—	$(450,345)
Invitae Corp.	2,094,662	—	(269,889)	1,824,773	16,003,259	—	(954,707)
Platinum Group Metals Ltd.	4,005,904	3,869,901	(528,788)	7,347,017	24,197,865	—	(417,590)
St. Joe Co.	6,750,883	—	—	6,750,883	124,418,774	—	—
					$292,068,443	—	$(1,822,642)

12	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $769,827,793 and an original cost of $809,886,902, which was 1.7% of its net assets.

(f)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Convertible security.

(i)	Zero-coupon bond.

(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(k)	Variable rate security. Rate as of period end.

(l)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Securities, Inc.	$550,415,700	$940,085

(m)	All or a portion of security has been pledged in connection with outstanding futures contracts.

(n)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(o)	All or a portion of security is held by a wholly owned subsidiary.

(p)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,040,534	13,114,261	[1]	—	14,154,795	$14,154,795	$44,139		—
BlackRock Liquidity Series, LLC, Money Market Series	$497,499,535	—		$(123,185,336)[2]	$374,314,199	374,314,199	8,241,611	[3]	—
iShares Gold Trust	11,663,809	—		—	11,663,809	151,862,793	—		—
iShares iBoxx $ High Yield Corporate Bond ETF	—	545,868		—	545,868	46,622,586	1,191,082		$7,781,013
						$586,954,373	$9,476,832		$7,781,013

[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

[3]   Represents securities lending income earned from the reinvestments of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(q)	Perpetual security with no stated maturity date.

(r)	Current yield as of period end.

(s)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(t)	Rates are discount rates or a range of discount rates at the time of purchase.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(6,682)	Euro STOXX 50 Index	September 2016	EUR	222,844,394	$(8,812,758)
(318)	FTSE 100 Index	September 2016	GBP	28,098,520	(2,811,248)
(1,592)	NASDAQ 100 E-Mini Index	September 2016	USD	150,499,720	(10,105,857)
(760)	Russell 2000 Mini Index	September 2016	USD	92,492,000	(1,403,938)
(4,120)	S&P 500 E-Mini Index	September 2016	USD	446,649,200	(5,944,590)
(3,826)	STOXX Europe 600 Index	September 2016	EUR	72,823,924	(4,334,200)
734	Topix Index	September 2016	JPY	95,567,109	443,163
217	Yen Denom Nikkei Index	September 2016	JPY	17,354,045	38,365
Total					$(32,931,063)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	32,303,561	USD	46,790,416	Deutsche Bank AG	8/03/16	$(4,037,767)
GBP	49,714,439	USD	71,901,993	Deutsche Bank AG	8/03/16	(6,106,647)
TWD	3,062,283,248	USD	95,180,000	Citibank, N.A.	8/03/16	800,007
TWD	3,068,635,440	USD	95,181,000	Deutsche Bank AG	8/03/16	998,101
TWD	2,296,098,525	USD	71,385,000	Goldman Sachs International	8/03/16	580,763
USD	119,834,449	GBP	82,018,000	Deutsche Bank AG	8/03/16	11,286,454
GBP	32,137,000	USD	46,175,727	Deutsche Bank AG	8/04/16	(3,643,011)
JPY	12,169,067,355	USD	111,987,000	Goldman Sachs International	8/04/16	7,283,304
USD	46,338,983	GBP	32,137,000	Deutsche Bank AG	8/04/16	3,806,267
EUR	59,713,000	JPY	7,337,067,678	Deutsche Bank AG	8/09/16	(5,144,910)
JPY	7,645,771,946	EUR	59,713,000	Deutsche Bank AG	8/09/16	8,170,974
USD	2,863,718	JPY	308,704,268	Goldman Sachs International	8/09/16	(162,346)
EUR	100,287,000	JPY	12,478,661,266	Morgan Stanley Capital Services LLC	8/10/16	(10,171,732)
JPY	12,770,747,154	EUR	100,287,000	Morgan Stanley Capital Services LLC	8/10/16	13,034,997
KRW	54,272,478,162	USD	46,706,091	Credit Suisse International	8/10/16	2,067,235
KRW	53,462,991,838	USD	46,692,569	Credit Suisse International	8/10/16	1,353,292
USD	2,675,463	JPY	292,085,888	Goldman Sachs International	8/10/16	(187,802)
USD	88,953,036	KRW	107,735,470,000	Credit Suisse International	8/10/16	(7,866,151)
EUR	103,356,000	JPY	12,798,780,192	Deutsche Bank AG	8/19/16	(9,877,641)
JPY	12,829,786,992	EUR	103,356,000	Deutsche Bank AG	8/19/16	10,181,691
USD	283,526	JPY	31,006,800	Goldman Sachs International	8/19/16	(20,525)
USD	493,168,192	JPY	52,480,000,000	JPMorgan Chase Bank, N.A.	8/22/16	(21,501,836)
CAD	146,774,000	USD	112,215,970	Deutsche Bank AG	8/24/16	215,651
EUR	79,712,000	USD	88,292,200	Credit Suisse International	8/24/16	900,268
BRL	153,244,000	USD	45,711,729	Goldman Sachs International	8/25/16	1,175,299
BRL	155,589,000	USD	46,981,611	Goldman Sachs International	8/25/16	622,901
USD	85,031,112	BRL	308,833,000	Goldman Sachs International	8/25/16	(9,460,428)
USD	114,694,000	MXN	2,147,197,843	Goldman Sachs International	8/25/16	452,485
USD	80,599,000	MXN	1,507,254,979	JPMorgan Chase Bank, N.A.	8/25/16	405,601
ZAR	732,883,422	USD	45,451,000	Citibank, N.A.	8/26/16	7,094,769
EUR	81,047,000	USD	90,854,497	JPMorgan Chase Bank, N.A.	9/01/16	(140,412)
USD	91,809,231	EUR	81,047,000	JPMorgan Chase Bank, N.A.	9/01/16	1,095,146
USD	115,718,989	GBP	80,694,000	HSBC Bank USA, N.A.	9/01/16	8,874,668
CAD	148,193,000	USD	115,473,565	JPMorgan Chase Bank, N.A.	9/02/16	(1,948,768)

14	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	116,248,583	GBP	80,694,000	Goldman Sachs International	9/02/16	$9,402,480
USD	505,749,250	JPY	54,760,000,000	Goldman Sachs International	9/06/16	(31,582,820)
EUR	56,515,000	USD	62,183,511	Morgan Stanley Capital Services LLC	9/08/16	1,092,585
EUR	64,540,000	USD	71,058,540	Deutsche Bank AG	9/09/16	1,205,986
USD	116,167,040	GBP	80,691,000	BNP Paribas S.A.	9/09/16	9,310,522
USD	240,442,478	JPY	27,170,000,000	Credit Suisse International	9/12/16	(26,232,370)
USD	114,051,075	GBP	80,687,000	JPMorgan Chase Bank, N.A.	9/15/16	7,187,519
USD	114,781,409	GBP	78,140,000	Morgan Stanley Capital Services LLC	9/16/16	11,289,162
EUR	101,018,000	USD	114,118,014	HSBC Bank USA, N.A.	9/23/16	(935,691)
USD	63,989,302	GBP	46,790,000	Credit Suisse International	9/23/16	2,010,105
USD	44,620,184	AUD	60,566,000	Deutsche Bank AG	9/30/16	(1,321,980)
USD	64,160,013	GBP	46,785,000	Credit Suisse International	9/30/16	2,179,090
USD	63,806,279	GBP	46,786,000	HSBC Bank USA, N.A.	9/30/16	1,824,031
USD	516,843,203	JPY	53,040,000,000	Deutsche Bank AG	10/03/16	(4,221,916)
USD	99,982,974	JPY	10,570,000,000	JPMorgan Chase Bank, N.A.	10/11/16	(3,886,371)
USD	150,057,751	JPY	15,850,000,000	Morgan Stanley Capital Services LLC	10/24/16	(5,769,393)
USD	505,341,829	JPY	52,740,000,000	Morgan Stanley Capital Services LLC	10/31/16	(13,293,952)
CNH	828,419,000	USD	126,119,967	Deutsche Bank AG	11/04/16	(1,616,642)
USD	127,486,342	CNH	828,419,000	Deutsche Bank AG	11/04/16	2,983,018
USD	115,630,114	NZD	170,871,000	Morgan Stanley Capital Services LLC	11/08/16	(7,246,139)
USD	116,934,845	AUD	157,660,000	Goldman Sachs International	11/09/16	(2,510,348)
USD	116,657,531	AUD	160,133,000	Deutsche Bank AG	11/10/16	(4,657,837)
USD	115,565,736	NZD	173,236,000	JPMorgan Chase Bank, N.A.	11/10/16	(9,001,825)
BRL	176,532,000	USD	49,547,279	Deutsche Bank AG	12/02/16	2,879,586
USD	47,327,614	BRL	176,532,000	Deutsche Bank AG	12/02/16	(5,099,251)
TWD	3,990,132,560	USD	122,205,524	Citibank, N.A.	1/09/17	3,906,593
TWD	4,022,492,520	USD	123,427,202	Goldman Sachs International	1/09/17	3,707,684
TWD	3,972,276,449	USD	121,735,078	JPMorgan Chase Bank, N.A.	1/09/17	3,812,680
USD	119,291,000	TWD	4,022,492,520	Goldman Sachs International	1/09/17	(7,843,886)
USD	119,144,000	TWD	3,972,276,449	JPMorgan Chase Bank, N.A.	1/09/17	(6,403,757)
USD	119,144,000	TWD	3,990,132,560	JPMorgan Chase Bank, N.A.	1/09/17	(6,968,117)
TWD	3,963,025,240	USD	121,647,285	Credit Suisse International	1/11/17	3,614,534
USD	118,130,000	TWD	3,963,025,240	Credit Suisse International	1/11/17	(7,131,818)
USD	46,134,000	AED	170,815,748	BNP Paribas S.A.	1/19/17	(327,072)
USD	46,138,000	AED	170,964,359	Goldman Sachs International	1/19/17	(363,494)
USD	45,689,000	AED	169,195,505	BNP Paribas S.A.	1/25/17	(329,415)
EUR	40,755,000	JPY	5,069,616,337	HSBC Bank USA, N.A.	2/13/17	(4,129,907)
JPY	5,283,763,485	EUR	40,755,000	HSBC Bank USA, N.A.	2/13/17	6,245,719
USD	1,976,694	JPY	214,147,148	HSBC Bank USA, N.A.	2/13/17	(139,117)
TWD	1,503,331,860	USD	46,920,470	Deutsche Bank AG	2/16/17	629,146
USD	44,983,000	TWD	1,503,331,860	Deutsche Bank AG	2/16/17	(2,566,616)
Total						$(80,169,397)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR Gold Trust ETF[1]	Call	8/19/16	USD	127.00	13,204	$3,974,404
SPDR Gold Trust ETF[1]	Call	9/30/16	USD	125.00	13,257	7,622,775
Biogen, Inc.	Call	10/21/16	USD	285.00	159	324,360
Total						$11,921,539

[1] All or a portion of security is held by a wholly owned subsidiary.

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.14%	Receive	3-month USD LIBOR	11/15/16	USD	1,056,929	$9,057,354
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.22%	Pay	6-month GBP LIBOR	9/15/16	GBP	530,340	384,517
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.62%	Pay	6-month GBP LIBOR	9/15/16	GBP	530,340	3,643
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.48%	Pay	3-month USD LIBOR	9/16/16	USD	531,620	2,770,713
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.88%	Pay	3-month USD LIBOR	9/16/16	USD	531,620	128,742
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	12,739,074	143,349
Total									$12,488,318

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Morgan Stanley & Co. International PLC	8/08/2016	JPY	111.00	USD	262,918		$526
USD Currency	Call	Goldman Sachs International	9/08/2016	JPY	110.50	USD	262,896		129,871
Apple, Inc.	Call	Citibank, N.A.	9/16/2016	USD	100.00			884,250	4,650,218
Euro STOXX 600 Index	Call	Credit Suisse International	9/16/2016	EUR	345.00			209,321	1,427,528
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	9/16/2016	USD	120.00			1,325,200	12,556,270
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	9/16/2016	USD	125.00			1,328,845	7,109,321
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	9/16/2016	USD	100.00			930,191	27,091,813
USD Currency	Call	JPMorgan Chase Bank, N.A.	10/04/2016	JPY	110.00	USD	263,419		517,882
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	10/21/2016	USD	127.00			664,355	3,338,384
USD Currency	Call	Deutsche Bank AG	11/15/2016	JPY	108.50	USD	263,105		1,417,612
Chicago Board Options Exchange SPX Volatility Index	Call	Societe Generale	11/16/2016	USD	22.00			520,394	1,066,808
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	12/16/2016	USD	125.00			1,328,845	9,899,895
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	12/16/2016	USD	100.00			717,575	21,024,947
MetLife, Inc.	Call	UBS AG	1/20/2017	USD	50.00			834,786	342,262

16	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (continued)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
MetLife, Inc.	Call	UBS AG	1/20/2017	USD	52.50	756,300	$162,604
Prudential Financial, Inc.	Call	Morgan Stanley & Co. International PLC	1/20/2017	USD	87.50	927,000	741,600
SPDR Gold Trust ETF[1]	Call	Societe Generale	1/20/2017	USD	121.00	1,326,723	14,096,432
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/2017	EUR	3,025.00	8,862	1,618,919
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/2017	EUR	3,025.00	8,851	1,616,909
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/2017	EUR	3,450.00	19,780	630,665
Euro STOXX 600 Index	Call	Credit Suisse International	3/17/2017	EUR	355.61	361,239	4,580,246
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/2017		52.50	1,644,508	18,058,128
Euro STOXX 50 Index	Call	Citibank, N.A.	6/16/2017	EUR	3,150.00	33,114	4,137,356
Euro STOXX 50 Index	Call	Bank of America, N.A.	9/15/2017	EUR	3,600.00	39,432	1,481,884
Euro STOXX 600 Index	Call	JPMorgan Chase Bank, N.A.	9/15/2017	EUR	372.06	234,650	2,399,039
Euro STOXX 50 Index	Call	Barclays Bank PLC	12/15/2017	EUR	3,500.00	40,448	2,879,962
Aflac, Inc.	Call	Goldman Sachs International	1/19/2018	USD	85.00	1,389,649	2,466,627
Allstate Corp.	Call	Goldman Sachs International	1/19/2018	USD	80.00	884,909	1,663,629
BB&T Corp.	Call	Goldman Sachs International	1/19/2018	USD	40.00	1,932,192	4,115,569
Capital One Financial Corp.	Call	Goldman Sachs International	1/19/2018	USD	80.00	1,977,913	6,873,248
Charles Schwab Corp.	Call	Goldman Sachs International	1/19/2018	USD	40.00	2,710,560	2,236,212
CIT Group, Inc.	Call	Goldman Sachs International	1/19/2018	USD	42.00	1,188,648	2,412,955
Citigroup, Inc.	Call	Goldman Sachs International	1/19/2018	USD	55.00	2,710,560	5,407,567
CME Group, Inc.	Call	Goldman Sachs International	1/19/2018	USD	115.00	951,146	3,424,126
Comerica, Inc.	Call	Goldman Sachs International	1/19/2018	USD	55.00	1,662,200	4,363,275
E*Trade Financial Corp.	Call	Goldman Sachs International	1/19/2018	USD	35.00	2,461,731	2,400,188
Fifth Third Bancorp	Call	Goldman Sachs International	1/19/2018	USD	25.00	2,710,560	1,179,094
Franklin Resources, Inc.	Call	Goldman Sachs International	1/19/2018	USD	45.00	2,447,200	2,997,820
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/19/2018	USD	70.00	2,710,560	10,571,184
KeyCorp	Call	Goldman Sachs International	1/19/2018	USD	15.00	2,710,560	1,206,199
Lincoln National Corp.	Call	Goldman Sachs International	1/19/2018	USD	55.00	1,646,414	4,132,499

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (continued)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Manulife Financial Corp.	Call	Goldman Sachs International	1/19/2018	CAD	22.00	2,710,560	$1,058,772
MetLife, Inc.	Call	Goldman Sachs International	1/19/2018	USD	52.50	2,710,560	4,228,474
Morgan Stanley	Call	Goldman Sachs International	1/19/2018	USD	35.00	2,710,560	3,523,728
Regions Financial Corp.	Call	Goldman Sachs International	1/19/2018	USD	12.00	2,710,560	826,721
State Street Corp.	Call	Goldman Sachs International	1/19/2018	USD	72.50	1,833,890	8,619,283
SunTrust Banks, Inc.	Call	Goldman Sachs International	1/19/2018	USD	55.00	2,710,560	2,791,877
Synchrony Financial	Call	Goldman Sachs International	1/19/2018	USD	35.00	2,710,560	3,862,548
TD Ameritrade Holding Corp.	Call	Goldman Sachs International	1/19/2018	USD	40.00	2,310,312	2,310,312
Travelers Cos., Inc.	Call	Goldman Sachs International	1/19/2018	USD	135.00	838,297	2,074,785
Wells Fargo & Co.	Call	Goldman Sachs International	1/19/2018	USD	55.00	2,710,560	4,770,585
Zions Bancorporation	Call	Goldman Sachs International	1/19/2018	USD	35.00	2,222,375	2,266,822
Euro STOXX 50 Index	Call	Goldman Sachs International	3/16/2018	EUR	3,500.00	33,589	2,734,247
Euro STOXX 50 Index	Call	UBS AG	6/15/2018	EUR	3,600.00	16,276	1,141,512
Euro STOXX 50 Index	Call	Deutsche Bank AG	9/21/2018	EUR	3,426.55	15,600	1,902,872
S&P 500 Index	Put	Citibank, N.A.	8/19/2016	USD	2,120.00	125,114	850,775
Gentex Corp.	Put	Morgan Stanley & Co. International PLC	9/16/2016	USD	12.50	4,171,464	417,146
S&P 500 Index	Put	Credit Suisse International	9/16/2016	USD	2,130.00	179,812	3,964,855
S&P 500 Index	Put	Morgan Stanley & Co. International PLC	9/16/2016	USD	2,055.00	117,412	1,197,602
Chicago Board Options Exchange SPX Volatility Index	Put	Societe Generale	9/21/2016	USD	16.00	520,394	962,729
Total							$247,932,918

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Hershey Co.	Call	8/19/16	USD	100.00	1,561	$(1,732,710)
SPDR Gold Trust ETF[1]	Call	8/19/16	USD	132.50	13,204	(884,668)
Altria Group, Inc.	Call	9/16/16	USD	67.50	5,237	(720,088)
Mondelez International, Inc.	Call	9/16/16	USD	43.00	5,897	(1,117,482)
SPDR Gold Trust ETF[1]	Call	9/30/16	USD	145.00	13,257	(424,224)
Biogen, Inc.	Call	10/21/16	USD	325.00	159	(83,475)
Perrigo Co. PLC	Call	11/18/16	USD	110.00	1,757	(329,437)
Altria Group, Inc.	Call	12/16/16	USD	67.50	5,237	(1,301,395)
Biogen, Inc.	Put	10/21/16	USD	260.00	159	(106,530)
Total						$(6,700,009)

[1] All or a portion of security is held by a wholly owned subsidiary.

18	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Barrier Options Written

Description	Put/ Call	Type	Counterparty	Expiration Date	Strike Price		Barrier Price/Range		Contracts	Value
Euro STOXX 50 Index	Put	Down-and-In	Morgan Stanley & Co. International PLC	3/17/17	EUR	2,375.00	EUR	2,000.00	8,862	$(486,792)
Euro STOXX 50 Index	Put	Down-and-In	Morgan Stanley & Co. International PLC	3/17/17	EUR	2,375.00	EUR	2,000.00	8,851	(488,337)
Euro STOXX 50 Index	Put	Down-and-In	Citibank, N.A.	6/16/17	EUR	2,350.00	EUR	1,823.00	33,114	(2,808,733)
Euro STOXX 50 Index	Put	Down-and-In	Deutsche Bank AG	9/21/18	EUR	2,586.07	EUR	2,165.83	15,600	(4,523,940)
Total										$(8,307,802)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	0.94%	Receive	3-month USD LIBOR	11/15/16	USD	1,056,929	$(4,531,087)
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.42%	Receive	6-month GBP LIBOR	9/15/16	GBP	1,060,680	(93,308)
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.68%	Receive	3-month USD LIBOR	9/16/16	USD	1,063,240	(1,348,369)
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.25%	Receive	3-month USD LIBOR	10/18/16	USD	528,413	(1,570,935)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.44%	Receive	3-month USD LIBOR	11/15/16	USD	1,056,929	(1,948,332)
Total									$(9,492,031)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Deutsche Bank AG	08/22/16	ZAR	17.00	USD	131,734		$(527)
Anheuser-Busch InBev SA	Call	Citibank, N.A.	09/16/16	EUR	125.00			19,906	(14,243)
General Electric Co.	Call	UBS AG	09/16/16	USD	31.00			4,629,805	(3,564,950)
S&P 500 Index	Call	Credit Suisse International	09/16/16	USD	2,240.00			179,812	(881,079)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	9/16/16	USD	137.00			1,328,845	(956,768)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	9/16/16	USD	140.00			1,325,200	(556,584)
Unilever NV CVA	Call	Goldman Sachs International	09/16/16	EUR	43.00			290,016	(173,091)
USD Currency	Call	JPMorgan Chase Bank, N.A.	10/04/16	JPY	117.00	USD	263,419		(45,308)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	10/21/16	USD	150.00			664,355	(219,237)
NZD Currency	Call	Morgan Stanley & Co. International PLC	11/08/16	USD	0.73	NZD	170,871		(2,053,180)
AUD Currency	Call	Goldman Sachs International	11/09/16	USD	0.80	AUD	157,660		(539,641)
AUD Currency	Call	Deutsche Bank AG	11/10/16	USD	0.79	AUD	160,133		(845,158)
NZD Currency	Call	JPMorgan Chase Bank, N.A.	11/10/16	USD	0.73	NZD	173,236		(2,480,952)
USD Currency	Call	Deutsche Bank AG	11/15/16	JPY	115.00	USD	263,105		(288,627)
Alexion Pharmaceuticals, Inc.	Call	Credit Suisse International	11/18/16	USD	125.00			83,385	(1,017,297)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	12/16/16	USD	145.00			1,328,845	(1,767,364)
General Electric Co.	Call	Deutsche Bank AG	01/20/17	USD	32.50			3,931,353	(2,874,998)
Johnson & Johnson Co.	Call	Barclays Bank PLC	01/20/17	USD	110.00			1,305,562	(20,595,241)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	1/20/17	USD	145.00			1,326,723	(2,335,032)
QUALCOMM, Inc.	Call	Deutsche Bank AG	05/19/17	USD	70.00			1,644,508	(2,311,438)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Put	Morgan Stanley & Co. International PLC	08/08/16	JPY	101.00	USD	262,918		$(992,778)
GBP Currency	Put	Deutsche Bank AG	08/17/16	USD	1.30	GBP	262,162		(1,144,615)
USD Currency	Put	Goldman Sachs International	08/22/16	ZAR	14.20	USD	131,734		(4,012,345)
USD Currency	Put	Goldman Sachs International	09/08/16	JPY	100.50	USD	262,896		(2,397,086)
S&P 500 Index	Put	Morgan Stanley & Co. International PLC	09/16/16	USD	1,925.00			117,412	(375,718)
USD Currency	Put	JPMorgan Chase Bank, N.A.	10/04/16	JPY	100.00	USD	263,419		(3,272,983)
NZD Currency	Put	Morgan Stanley & Co. International PLC	11/08/16	USD	0.62	NZD	170,871		(98,105)
AUD Currency	Put	Goldman Sachs International	11/09/16	USD	0.69	AUD	157,660		(241,425)
AUD Currency	Put	Deutsche Bank AG	11/10/16	USD	0.67	AUD	160,133		(137,878)
NZD Currency	Put	JPMorgan Chase Bank, N.A.	11/10/16	USD	0.62	NZD	173,236		(85,076)
USD Currency	Put	Deutsche Bank AG	11/15/16	JPY	98.00	USD	263,105		(3,041,499)
MetLife, Inc.	Put	UBS AG	01/20/17	USD	45.00			417,393	(1,940,877)
MetLife, Inc.	Put	UBS AG	01/20/17	USD	46.00			378,150	(2,033,899)
Prudential Financial, Inc.	Put	Morgan Stanley & Co. International PLC	01/20/17	USD	77.50			463,500	(3,267,675)
QUALCOMM, Inc.	Put	Deutsche Bank AG	05/19/17	USD	40.00			1,644,508	(1,352,213)
Total									$(67,914,887)

[1] All or a portion of security is held by a wholly owned subsidiary.

Centrally Cleared Credit Default Swaps — Sold Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.IG Series 26, Version 1	1.00%	6/20/21	BBB+	1,117,637	$3,057,390
CDX.NA.HY Series 26, Version 1	5.00%	6/20/21	B+	406,051	1,997,130
Markit iTraxx Europe, Series 25, Version 1	1.00%	6/20/21	A-	203,775	606,735
Markit iTraxx XO, Series 25, Version 1	5.00%	6/20/21	B+	319,853	423,374
Total					$6,084,629

[1] Using Standard & Poor’s (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.54%[1]	6 Month GBP LIBOR	7/02/18[3]	7/02/20	GBP	264,034	$(25,997)
0.56%[1]	6 Month GBP LIBOR	7/02/18[3]	7/02/20	GBP	265,342	(208,164)
0.57%[1]	6 Month GBP LIBOR	7/02/18[3]	7/02/20	GBP	265,342	(243,171)
0.58%[1]	6 Month GBP LIBOR	7/02/18[3]	7/02/20	GBP	265,342	(355,194)
0.99%[2]	3 Month LIBOR	7/05/18[3]	7/05/20	USD	345,115	(727,775)
1.02%[2]	3 Month LIBOR	7/05/18[3]	7/05/20	USD	344,321	(550,300)

20	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.02%[2]	3 Month LIBOR	7/05/18	[3]	7/05/20	USD	344,321	$(533,396)
1.06%[2]	3 Month LIBOR	7/05/18	[3]	7/05/20	USD	344,321	(259,554)
0.60%[1]	6 Month GBP LIBOR	7/16/18	[3]	7/16/20	GBP	264,241	(472,530)
0.61%[1]	6 Month GBP LIBOR	7/16/18	[3]	7/16/20	GBP	264,241	(500,417)
0.64%[1]	6 Month GBP LIBOR	7/16/18	[3]	7/16/20	GBP	264,241	(706,088)
0.64%[1]	6 Month GBP LIBOR	7/16/18	[3]	7/16/20	GBP	264,241	(723,517)
1.18%[2]	3 Month LIBOR	7/19/18	[3]	7/19/20	USD	343,514	556,429
1.21%[2]	3 Month LIBOR	7/19/18	[3]	7/19/20	USD	343,514	721,652
1.22%[2]	3 Month LIBOR	7/19/18	[3]	7/19/20	USD	343,514	799,207
1.26%[2]	3 Month LIBOR	7/19/18	[3]	7/19/20	USD	396,362	1,241,196
0.02%[1]	6M EURIBOR	N/A		4/09/21	EUR	69,500	(637,600)
1.45%[1]	3 Month LIBOR	6/28/19	[3]	6/28/22	USD	530,725	(2,342,599)
1.45%[1]	3 Month LIBOR	6/28/19	[3]	6/28/22	USD	265,363	(1,209,897)
Total							$(6,177,715)

[1]	Fund pays a fixed rate and receives the floating rate.

[2]	Fund pays a floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Currency Swaps

			Notional Amount (000)
Fund Pays	Fund Receives	Notional Delivered		Notional Received		Counterparty	Expiration Date[1]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.10 JPY%	1.23%	JPY	11,078,850	USD	91,910	Bank of America, N.A.	3/15/17	$(16,625,480)	—	$(16,625,480)
0.10 JPY%	1.84%	JPY	10,596,100	USD	94,118	Bank of America, N.A.	3/15/18	(9,270,905)	—	(9,270,905)
0.10 JPY%	1.96%	JPY	15,929,100	USD	140,468	Bank of America, N.A.	3/15/18	(14,633,354)	—	(14,633,354)
Total								$(40,529,739)	—	$(40,529,739)

[1]	At expiration date, the notional amount delivered will be exchanged for the notional amount received.

OTC Total Return Swaps

Reference Entity	Fixed Rate Floating Rate[1]		Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY	2,726,515,000	BNP Paribas S.A.	3/31/17	JPY	979	4,442,363	—	$4,442,363
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY	2,778,300,000	BNP Paribas S.A.	3/31/17	JPY	980	3,966,674	—	3,966,674
Euro Stoxx 50 Index Dividend Future December 2017	EUR	24,621,520	BNP Paribas S.A.	12/15/17	EUR	2,156	(195,238)	—	(195,238)
Euro Stoxx 50 Index Dividend Future December 2017	EUR	24,702,982	BNP Paribas S.A.	12/15/17	EUR	2,143	(451,114)	—	(451,114)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	2,587,893,300	BNP Paribas S.A.	4/02/18	JPY	783	(292,376)	—	(292,376)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	2,613,262,500	BNP Paribas S.A.	4/02/18	JPY	783	(541,008)	—	(541,008)
Euro Stoxx 50 Index Dividend Future December 2018	EUR	12,051,630	BNP Paribas S.A.	12/21/18	EUR	1,077	(506,915)	—	(506,915)
Euro Stoxx 50 Index Dividend Future December 2018	EUR	13,288,800	BNP Paribas S.A.	12/21/18	EUR	1,176	(698,137)	—	(698,137)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

Reference Entity	Fixed Rate Floating Rate[1]		Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index Dividend Future December 2018	EUR	24,299,253	BNP Paribas S.A.	12/21/18	EUR	2,159	(1,396,357)	—	$(1,396,357)
S&P 500 Annual Dividend Index Future December 2018	USD	12,206,425	BNP Paribas S.A.	12/21/18	USD	2,621	783,684	—	783,684
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	2,680,496,000	BNP Paribas S.A.	3/29/19	JPY	784	(722,265)	—	(722,265)
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	1,350,937,500	BNP Paribas S.A.	3/29/19	JPY	393	(433,306)	—	(433,306)
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	1,376,320,000	BNP Paribas S.A.	3/29/19	JPY	391	(747,242)	—	(747,242)
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	2,223,600,000	BNP Paribas S.A.	3/31/20	JPY	654	(564,043)	—	(564,043)
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	1,825,270,000	BNP Paribas S.A.	3/31/20	JPY	523	(912,378)	—	(912,378)
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	1,370,432,000	BNP Paribas S.A.	4/01/20	JPY	392	(706,894)	—	(706,894)
S&P 500 Annual Dividend Index Future December 2020	USD	5,027,780	Goldman Sachs International	12/18/20	USD	1,048	490,207	—	490,207
S&P 500 Annual Dividend Index Future December 2021	USD	6,355,195	BNP Paribas S.A.	12/17/21	USD	1,309	784,096	—	784,096
Total							$2,299,751	—	$2,299,751

[1] Fund receives the total return of the reference entity and pays the fixed amount. Net payment at termination.

Portfolio Abbreviations
ADR	American Depositary Receipts
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
GBP	British Pound
ISDA	International Swaps and Derivatives Association, Inc.
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
OTC	Over-the-Counter
S&P	Standard and Poor’s
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depository Receipts
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

22	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments and derivative financial instruments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$139,451,686	—	$139,451,686
Belgium	—	107,779,528	—	107,779,528
Brazil	$2,857,980	—	—	2,857,980
Canada	333,761,132	—	—	333,761,132
China	143,654,674	39,212,230	—	182,866,904
Denmark	—	34,886,668	—	34,886,668
Egypt	6,476,652	—	—	6,476,652
Finland	—	45,951,926	—	45,951,926
France	5,491,000	1,195,392,185	—	1,200,883,185
Germany	—	427,359,217	—	427,359,217
Hong Kong	—	256,845,153	—	256,845,153
India	—	164,848,544	—	164,848,544
Indonesia	26,577,078	—	—	26,577,078
Ireland	52,428,605	99,790,615	—	152,219,220
Israel	125,431,178	—	—	125,431,178
Italy	—	379,598,096	—	379,598,096
Japan	—	4,042,815,437	—	4,042,815,437
Mexico	102,990,342	—	—	102,990,342
Netherlands	229,599,533	310,614,550	—	540,214,083

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Norway	—	$22,155,453	—	$22,155,453
Portugal	—	29,073,939	—	29,073,939
Singapore	—	272,068,503	—	272,068,503
South Korea	—	213,079,306	—	213,079,306
Spain	—	130,078,760	—	130,078,760
Sweden	—	174,928,303	—	174,928,303
Switzerland	—	550,604,578	—	550,604,578
Taiwan	—	84,307,716	—	84,307,716
United Arab Emirates	$52,632,648	—	—	52,632,648
United Kingdom	469,514,918	873,158,180	$28,253,504	1,370,926,602
United States	13,135,709,184	29,169,653	1,796,416	13,166,675,253
Corporate Bonds	—	2,750,629,490	182,472,676	2,933,102,166
Floating Rate Loan Interests	—	321,228,796	107,788,526	429,017,322
Foreign Agency Obligations	—	4,543,535,377	—	4,543,535,377
Non-Agency Mortgage-Backed Securities	—	—	36,639,615	36,639,615
U.S. Government Sponsored Agency Securities	—	550,415,700	—	550,415,700
U.S. Treasury Obligations	—	5,174,747,405	—	5,174,747,405
Investment Companies	1,593,257,482	—	—	1,593,257,482
Preferred Securities	757,317,848	839,901,224	609,298,726	2,206,517,798
Warrants	—	8,341,820	—	8,341,820
Short-Term Securities:
Foreign Agency Obligations		2,872,852,294	—	2,872,852,294
Money Market Funds	14,154,795	374,314,199	—	388,468,994
U.S. Treasury Obligations		1,822,341,529	—	1,822,341,529
Options Purchased	11,921,539	260,421,236	—	272,342,775
Liabilities:
Investments:
Investments Sold Short	(170,340,156)	(27,661,072)	—	(198,001,228)

Total	$16,893,436,432	$29,114,238,224	$966,249,463	$46,973,924,119

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$6,084,629	—	$6,084,629
Equity contracts	$481,528	10,467,024	—	10,948,552
Foreign currency exchange contracts	—	153,680,313	—	153,680,313
Interest rate contracts	—	3,318,484	—	3,318,484
Liabilities:
Credit contracts	—	—	—	—
Equity contracts	(40,112,600)	(62,712,779)	—	(102,825,379)
Foreign currency exchange contracts	—	(296,056,632)	—	(296,056,632)
Interest rate contracts	—	(18,988,230)	—	(18,988,230)

Total	$(39,631,072)	$(204,207,191)	—	$(243,838,263)

[1]    Derivative financial instruments are swaps, futures contracts, foreign currency contracts and options written. Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

24	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash held for investments sold short	$200,636,901	—	—	$200,636,901
Cash pledged as collateral for centrally cleared swaps	83,900,940	—	—	83,900,940
Cash pledged for futures contracts	35,664,124	—	—	35,664,124
Liabilities:
Collateral on securities loaned at value	—	$(374,314,199)	—	(374,314,199)
Cash received as collateral for OTC derivatives	—	(188,610,771)	—	(188,610,771)

Total	$320,201,965	$(562,924,970)	—	$(242,723,005)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Options Purchased	Total
Assets:
Opening balance, as of October 31, 2015	$39,429,931	$320,580,970	$142,254,921	$43,912,540	$619,340,601	$(266,389)	$1,165,252,574
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	(9,789,138)	—	—	—	—	(9,789,138)
Accrued discounts/premiums	—	—	18,992	103,890	—	—	122,882
Net realized gain (loss)	—	(68,909)	337,620	—	—	11,247,241	11,515,952
Net change in unrealized appreciation (depreciation)[1]	(9,380,011)	(146,983,953)	(1,243,302)	(7,376,815)	(10,041,875)	(10,991,225)	(186,017,181)
Purchases	—	73,790,251	—	—	—	10,373	73,800,624
Sales	—	(55,056,545)	(33,579,705)	—	—	—	(88,636,250)
Closing Balance, as of July 31, 2016	$30,049,920	$182,472,676	$107,788,526	$36,639,615	$609,298,726	—	$966,249,463

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016[2]	$(9,380,011)	$(201,013,667)	$(1,260,576)	$(7,376,815)	$(10,041,875)	—	$(229,072,944)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held July 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016	25

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
Liabilities
Opening Balance, as of October 31, 2015	$(266,389)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	11,247,241
Net change in unrealized appreciation (depreciation)	(10,991,225)
Purchases	10,373
Sales	—
Closing Balance, as of July 31, 2016	—

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016	—

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $145,097,076. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$30,049,920	Market Comparables	Run Rate EBITDA Multiple[1]	20.75x	—
		Probability-Weighted Expected Return Model	Discount Rate[2]	20.00%	—
			IPO Exit Probablility[1]	45.00%	—
			Merger & Acquisition Probability[1]	50.00%	—
			Revenue Multiple[1]	9.50x - 13.75x	—
			Revenue Growth Rate[1]	78.00%	—
			Time to Exit[2]	1-2 years	—
Corporate Bonds[3]	181,803,741	Discounted Cash Flow	Discount Rate[2]	15.00%	—
		Estimated Recovery Value	Recovery Rate[1]	—	—
		Market Comparables	Revenue Multiple[1]	0.60x	—
			Run Rate EBITDA Multiple[1]	20.75x	—
			Market Approach Weighting[1]	75.00%	—
Preferred Stocks	609,298,726	Market Comparables	Revenue Multiple[1]	7.00x - 16.40x	13.83x
			Revenue Growth Rate[1]	84.00% - 127.00%	116.54%
		Probability Weighted Expected Return Model	Discount Rate[2]	20.00%	—
			IPO Exit Probablility[1]	45.00% - 85.00%	69.75%
			Merger & Acquisition Probability[1]	10.00% - 50.00%	25.25%
			Revenue Growth Rate[1]	78.00% - 83.00%	81.09%
			Time to Exit[2]	1-3 years	—
			Revenue Multiple[1]	9.5x - 15.25x	—
		Option Pricing Model	Revenue Multiple[1]	4.75x - 9.5x	8.26%
			Revenue Growth Rate[1]	182.00%	—
			Time to Exit[2]	1-2 years	—
			Volatility[1]	54.20% - 58.00%	55.19%

Total	$821,152,387

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[3]

For the period ended July 31, 2016, the valuation technique for a certain investment classified as corporate bonds changed to utilize a Market Comparables approach. The investment was previously valued utilizing an Option Pricing Model. The Market Comparables approach was considered to be a more relevant measure of fair value for this investment.

26	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: October 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: October 6, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: October 6, 2016